Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends paid (in usd per share)	$ 0.16	$ 0.12	$ 0.16	$ 0.12	$ 0.12	$ 0.08	$ 0.04